Putnam
Europe
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The latter half of 2000 certainly tested the mettle of investors in most of the world's equity markets. The year that began with great optimism closed with most of these markets lower or only marginally higher than they had been the year before. Given the prevailing environment, it is not surprising that Putnam Europe Growth Fund recorded a modest loss for this six-month period.

Seasoned investors have come to understand that all markets experience occasional periods of turbulence. They have also learned that from such adversity often comes opportunity. As fund manager Omid Kamshad and his team note in this report, they are continually seeking out such opportunities that could represent future value for your fund.

They caution that we may still be in for a bit more turbulence before global equity investors become convinced that the world's key economies can avoid recession. However, investor perceptions are known for their tendency to turn on a dime, and we believe that in the months ahead, a change of sentiment is likely to occur.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
February 21, 2001

REPORT FROM FUND MANAGEMENT

Omid Kamshad
Joshua L. Byrne
Nicholas J.  A. Melhuish

As we look back on the first six months of Putnam Europe Growth Fund's 2001 fiscal year, we have a sense of growing optimism. Although your fund's performance declined during the semiannual period, we believe that many factors have fallen into place to make Europe a very attractive region for global investors in coming months. European economic growth overtook the rates of growth in other developed regions of the world in the third quarter of 2000, and we believe Europe is likely to maintain this leadership and attract capital in the coming year. One sign of resurgence was the recovery of the euro during December.

Total return for 6 months ended 12/31/00

      Class A          Class B           Class C          Class M
    NAV     POP      NAV     CDSC      NAV     CDSC     NAV     POP
-----------------------------------------------------------------------
   -6.03%  -11.44%  -6.40%  -10.64%   -6.37%   -7.22%  -6.23%  -9.51%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* DIVERSIFICATION BENEFITED FUND AS GROWTH STOCKS STUMBLED

As you may recall from previous reports, your fund's management strategy is to provide broad exposure to European markets and business sectors, without a bias toward either growth or value investment styles. Our research is focused on identifying stocks of growing companies priced below their long-term worth. Our teams of analysts working in Boston and London contribute security, sector, and market research to the stock selection process.

During the past six months, the fund had to navigate some difficult waters as both global and regional issues posed challenges. Perhaps the greatest hazard was the falling rate of earnings growth for many growth stocks in the technology and telecommunications sectors. We had underweight positions in these areas because their stocks were so highly priced, but the earnings disappointments generated negative market sentiment that indirectly affected your fund. Another challenge arose when energy prices reached a peak and prompted protests against fuel prices by truckers in France and the United Kingdom. Furthermore, until December, the value of the euro was eroding daily.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance                 14.9%

Oil and gas               11.4%

Pharmaceuticals            9.0%

Banking                    5.5%

Telecommunications         5.3%

Footnote reads:
*Based on net assets as of 12/31/00. Holdings will vary over time.


Despite these pessimistic factors, the region's fundamental situation remains healthy. During the period, the European Union, already well ahead of Japan, overtook the United States as the fastest-growing developed economic entity of the world. Europe's high fuel prices helped the earnings of many energy companies in which your fund invests.

The euro fell primarily for two reasons: strong European investment abroad, which drove up demand for U.S. dollars, and vacillating policy statements from the European Central Bank, which is still trying to build the kind of institutional credibility the U.S. Federal Reserve commands in equity markets. On the other hand, the underlying strength of the euro could be measured by record cross-border merger and acquisition activity, more than $270 billion in the first nine months of 2000.

The euro has succeeded in unifying European capital markets, and its strong recovery in value versus the U.S. dollar and the yen in December reflected Europe's solid fundamental condition.

* SELECTIVELY POSITIONED IN TELECOMMUNICATIONS AND FINANCIALS

Our decision to keep the fund underweight in the technology and telecommunications sectors enhanced performance, as these two sectors significantly underperformed. Within the telecommunications sector, we also wisely continued the fund's underweight in large wireline telecommunication companies. These stocks did poorly because the companies faced heavy new licensing fees, the result of government auctions in Germany and the United Kingdom. At the same time, such companies will be compelled to invest heavily in new technology infrastructure to remain competitive.


Reflecting its long-term capital appreciation, Lipper ranks Putnam Europe Growth Fund's class A share returns in the top 17% (3 out of 17) of European region funds for 10-year performance as of December 31, 2000.

Past performance is no guarantee of future results. Lipper Inc. is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 56 out of 154 (top 37%) for the one-year period and 14 out of 41 (top 34%) for the five-year period.


Seeking to benefit from the growth of wireless services that is still strong in Europe although lagging in the United States, we maintained the fund's position in Vodafone Group. The company is based in the United Kingdom but has operations globally as well. Although this holding, as well as others mentioned in this report, was viewed favorably at the end of the reporting period, all holdings are subject to review and adjustment in accordance with the fund's strategy and changing market conditions.

In most other sectors, we were able to find stocks that combined earnings growth and low valuations and thus held up well amid the volatility. Several of the fund's top-performing holdings in the period were insurance companies. We substantially increased exposure here when our research indicated that the stocks of life insurers and property and casualty carriers, in particular, were becoming more attractive. The insurance industry is benefiting from consolidation and de-mutualization, a process whereby insurers move from a structure in which they are owned by policyholders and instead issue publicly traded equity. Companies are likely to become more profitable under this new structure because capital markets demand better cost controls and a higher return on investment. Examples of fund holdings in this sector include Zurich Financial Services in Switzerland and Muenchener Reuckversicherung (Munich Re), a German re- insurance firm that sells products to other insurance companies designed to manage their risk exposure.

We were highly selective with banking stocks. Falling stock prices worldwide have depressed investment banking and venture-capital operations. We favored smaller regional players achieving strong results as asset-gatherers, including International Nederlanden Groep (ING) in the Netherlands and Fortis, a Dutch asset manager. Brokerages also are benefiting from reforms of pension systems in larger countries such as Italy and Germany. These reforms are giving new tax advantages to long-term investors planning for retirement.

* GOOD PROSPECTS FOR PHARMACEUTICALS AND ENERGY

Rising energy prices throughout 2000 have contributed to strong profits for energy companies. While some economists are now beginning to anticipate falling energy prices when the Northern Hemisphere's climate warms up in the spring, we remain confident in several of the fund's oil stocks, including Shell and BP Amoco of the United Kingdom, and TotalFinaElf, a Franco-Belgian company. BP Amoco and TotalFinaElf, both formed as the results of mergers in the past few years, have strengthened their market positions while reducing costs. Even as energy prices have risen, these companies have not spent unwisely on new exploration. We expect that the stocks of these three companies are selling at prices below their true worth and can achieve attractive earnings growth, even if the price of oil falls below the most pessimistic forecasts.

The fund's pharmaceutical stocks contributed gains as the industry recovered from difficulty it experienced in 1999. We favored midsize companies over larger businesses. Two of the fund's holdings in this sector were Sanofi-Synthelabo and Aventis. Both of these companies have strong portfolios of drug products. Aventis, the result of a 1999 merger between France's Rhone-Poulenc and Germany's Hoechst, is shifting its focus to patented pharmaceuticals with high profit margins and has recently found a buyer for its low-margin industrial gases division.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Nokia OYJ
Finland
Communications equipment

Internationale Nederlanden
Groep (ING)
Netherlands
Insurance

Vodafone Group PLC
United Kingdom
Telecommunications

Shell Transportation & Trading
United Kingdom
Oil and gas

Total Fina Elf SA
France
Oil and gas

Granada Compass PLC
United Kingdom
Media

BP Amoco PLC
United Kingdom
Oil and gas

Sanofi-Synthelabo SA
France
Pharmaceuticals

Nestle SA
Switzerland
Food

Ente Nazionale Idrocarburi
(ENI) SpA
Italy
Oil and gas

Footnote reads:
These holdings represent 30.6% of the fund's net assets as of 12/31/00. Portfolio holdings will vary over time.


* VOLATILITY MAY GIVE WAY TO RALLY

From our perspective at the beginning of 2001, we believe that global investors can find the most attractive business conditions in Europe. Among developed markets, Europe's economic growth is the most robust, and it has successfully contained inflationary pressures. Unlike Asia and Latin America, Europe can maintain this growth in the face of a U.S. downturn. Europe can benefit from slower U.S. growth as well, because the trend of lower U.S. interest rates initiated by the Federal Reserve Board gives the European Central Bank and the Bank of England greater flexibility to lower interest rates as well. An easing of such monetary policy could improve market sentiment and propel European corporate earnings growth in coming quarters. In the meantime, your fund is well prepared to navigate the volatile conditions that we think may last for some months, as corporate earnings reports indicate that the business cycle has peaked. At the same time, we are monitoring factors that could spark a renewed rally.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single sector or region may be subject to more volatility than funds investing in a diverse group of sectors or regions.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at -800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Europe Growth Fund is designed for investors seeking capital appreciation through investments primarily in common stocks and other securities of European companies.

TOTAL RETURN FOR PERIODS ENDED 12/31/00

                      Class A         Class B        Class C         Class M
(inception dates)    (9/7/90)        (2/1/94)       (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -6.03% -11.44%  -6.40% -10.64%  -6.37%  -7.22%  -6.23%  -9.51%
------------------------------------------------------------------------------
1 year           -5.46  -10.90   -6.15  -10.40   -6.12   -6.98   -5.84   -9.15
------------------------------------------------------------------------------
5 years         115.30  102.86  107.62  105.62  107.52  107.52  110.64  103.22
Annual average   16.58   15.20   15.73   15.51   15.72   15.72   16.07   15.24
------------------------------------------------------------------------------
10 years        310.11  286.57  280.77  280.77  280.47  280.47  292.71  278.81
Annual average   15.16   14.48   14.31   14.31   14.30   14.30   14.66   14.25
------------------------------------------------------------------------------
Annual average
(life of fund)   14.82   14.16   13.97   13.97   13.96   13.96   14.32   13.92
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/00

                                         MSCI Europe        Consumer
                                            Index          price index
-----------------------------------------------------------------------
6 months                                    -5.48%            1.22%
-----------------------------------------------------------------------
1 year                                      -8.39             3.38
-----------------------------------------------------------------------
5 years                                    104.56            13.24
Annual average                              15.38             2.52
-----------------------------------------------------------------------
10 years                                   254.60            30.42
Annual average                              13.49             2.69
-----------------------------------------------------------------------
Annual average
(life of fund)                              12.49             2.77
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/00

                         Class A       Class B       Class C     Class M
------------------------------------------------------------------------------
Distributions (number)      1             1             1             1
------------------------------------------------------------------------------
Income                    0.011           --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term               1.511         1.511         1.511         1.511
------------------------------------------------------------------------------
  Short-term              0.627         0.627         0.627         0.627
------------------------------------------------------------------------------
  Total                  $2.149        $2.138        $2.138        $2.138
------------------------------------------------------------------------------
Share value:           NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
6/30/00              $26.71  $28.34    $25.99        $26.56    $26.50  $27.46
------------------------------------------------------------------------------
12/31/00              22.83   24.22     22.07         22.61     22.59   23.41
------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International Europe Index (MSCI Europe) is an unmanaged list of equity securities originating in one of the 15 European countries, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
December 31, 2000 (Unaudited)

COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Austria (0.1%)
-------------------------------------------------------------------------------------------------------------------
            240,600 Telekom Austria AG (NON)                                                         $    1,354,963

Belgium (0.6%)
-------------------------------------------------------------------------------------------------------------------
             65,430 Dexia                                                                                11,883,338

Denmark (0.1%)
-------------------------------------------------------------------------------------------------------------------
            136,000 Danske Bank A/S                                                                       2,446,936

Finland (5.0%)
-------------------------------------------------------------------------------------------------------------------
            358,457 Elisa Communications OYJ                                                              7,714,747
          1,691,184 Nokia OYJ AB                                                                         75,398,902
            367,741 Tietoenator OYJ                                                                      10,458,400
                                                                                                      -------------
                                                                                                         93,572,049

France (15.9%)
-------------------------------------------------------------------------------------------------------------------
            232,600 AGF (Assurances Generales de France)                                                 16,155,559
            274,911 Alcatel Alsthom CGE S.A.                                                             15,610,904
            463,916 Aventis S.A.                                                                         40,712,851
             85,117 Axa S.A.                                                                             12,303,186
             63,618 Banque Nationale de Paris                                                             5,583,058
             41,480 Bouygues S.A.                                                                         1,878,523
            264,368 GFI Informatique                                                                      6,245,578
            980,707 Havas Advertising S.A.                                                               14,175,570
            265,260 Publicis S.A.                                                                         8,960,540
            832,947 Rhodia S.A.                                                                          12,899,767
            669,585 Sanofi-Synthelabo S.A.                                                               44,621,546
             88,000 Societe Generale d'Enterprises 144A                                                   5,385,311
             40,800 Societe Generale d'Enterprises S.A.                                                   2,508,315
            290,345 Societe Television Francaise                                                         15,669,774
            402,728 Total Fina Elf S.A. Class B                                                          59,875,279
            515,840 Vivendi                                                                              33,940,136
                                                                                                      -------------
                                                                                                        296,525,897

Germany (9.4%)
-------------------------------------------------------------------------------------------------------------------
             70,535 Adidas-Salomon AG                                                                     4,369,474
             97,244 Allianz AG                                                                           36,573,179
            407,266 Bayerische Motoren Werke (BMW) AG                                                    13,302,643
            234,810 Bayerische Vereinsbank AG                                                            13,179,481
            231,000 Deutsche Post AG 144A (NON)                                                           4,967,268
            118,900 Deutsche Post AG (NON)                                                                2,556,745
            239,768 Linde AG                                                                             11,634,891
            389,356 Metro AG                                                                             17,907,028
             64,143 Muenchener Rueckversicherungs AG                                                     22,877,756
            510,352 ProSieben Media AG                                                                   15,089,016
            155,736 SAP AG                                                                               18,096,318
             94,686 SAP AG-VORZUG                                                                        13,401,940
                                                                                                      -------------
                                                                                                        173,955,739

Ireland (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,339,016 CRH PLC                                                                              24,909,784
            276,108 Elan Corp. PLC ADR (NON)                                                             13,424,227
                                                                                                      -------------
                                                                                                         38,334,011

Italy (7.6%)
-------------------------------------------------------------------------------------------------------------------
          1,109,383 Alleanza Assicurazioni                                                               17,670,299
            386,705 Assicurazioni Generali                                                               15,353,264
          5,244,200 Banca Intesa SpA                                                                     25,201,695
            449,132 Bulgari SpA                                                                           5,522,374
          6,493,550 Ente Nazionale Idrocarburi (ENI) SpA                                                 41,444,953
             29,331 Mediaset SpA                                                                            349,907
          1,408,551 Riunione Adriatica di Sicurta SpA                                                    21,959,516
          1,165,500 Telecom Italia SpA                                                                   12,886,593
                                                                                                      -------------
                                                                                                        140,388,601

Netherlands (11.5%)
-------------------------------------------------------------------------------------------------------------------
            383,585 Aegon N.V.                                                                           15,863,049
            561,018 Akzo-Nobel N.V.                                                                      30,119,890
            778,390 Fortis Amev N.V.                                                                     25,278,651
            165,114 Fortis B                                                                              5,362,170
            185,065 Gucci Group N.V.                                                                     16,378,253
            614,540 Hagemeyer N.V.                                                                       13,699,172
            934,756 Internationale Nederlanden Groep (ING)                                               74,645,957
            566,282 Philips Electronics N.V.                                                             20,739,609
            453,807 Wolters Kluwer N.V.                                                                  12,369,392
                                                                                                      -------------
                                                                                                        214,456,143

Spain (2.8%)
-------------------------------------------------------------------------------------------------------------------
            671,900 Altadis S.A.                                                                         10,405,648
            335,628 Banco Popular Espanol                                                                11,687,258
            665,820 Iberdola S.A.                                                                         8,342,931
          1,342,331 Telefonica S.A. (NON)                                                                22,174,449
                                                                                                      -------------
                                                                                                         52,610,286

Sweden (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,054,052 Investor AB                                                                          30,711,132
            338,750 Sandvik AB                                                                            8,153,995
                                                                                                      -------------
                                                                                                         38,865,127

Switzerland (8.9%)
-------------------------------------------------------------------------------------------------------------------
             29,450 Ares-Serono Group Class B                                                            28,359,259
             10,539 Cie Finance Richemont AG                                                             28,201,583
              3,256 Julius Baer Holdings AG                                                              17,827,605
             18,219 Nestle S.A.                                                                          42,511,000
             11,652 Swatch Group AG (The) (NON)                                                          14,565,000
              5,140 Swiss Reinsurance Co.                                                                12,326,481
             34,643 Zurich Financial Services AG                                                         20,892,723
                                                                                                      -------------
                                                                                                        164,683,651

United Kingdom (32.1%)
-------------------------------------------------------------------------------------------------------------------
            505,421 3i Group PLC                                                                          9,344,997
          1,288,797 ARM Holdings PLC (NON)                                                                9,739,581
          1,357,236 BOC Group PLC (NON)                                                                  20,614,915
          1,471,400 British Aerospace PLC                                                                 8,394,587
          6,163,768 BP Amoco PLC                                                                         49,710,173
          1,543,389 Cable & Wireless PLC                                                                 20,814,615
          1,358,711 Carlton Communications PLC                                                           12,398,625
          1,226,216 Carphone Warehouse Group PLC (NON)                                                    3,571,140
            953,800 Carphone Warehouse Group PLC 144A (NON)                                               2,777,776
          3,284,342 Chubb PLC (NON)                                                                       7,750,160
            345,400 CMG PLC                                                                               4,616,901
            548,330 EMAP PLC                                                                              6,985,480
            629,877 EMI Group PLC                                                                         5,173,967
            938,734 Glaxo Wellcome PLC (NON)                                                             26,497,785
          5,068,833 Granada Compass PLC                                                                  55,149,651
            710,300 Hit Entertainment PLC 144A                                                            4,259,245
          1,237,347 HSBC Holdings PLC                                                                    18,202,581
            809,300 Imperial Chemical Industries PLC                                                      6,671,966
          5,952,042 Kidde PLC (NON)                                                                       6,400,350
          3,062,381 Misys PLC                                                                            30,186,196
          1,182,600 Royal & Sun Alliance Insurance Group PLC                                             10,120,401
            934,238 Royal Bank of Scotland Group PLC                                                     22,073,400
            791,482 Sage Group (The) PLC                                                                  3,626,025
          3,530,450 Scottish Power PLC                                                                   27,892,726
          7,345,286 Shell Transportation & Trading Co. PLC                                               60,226,314
          2,841,300 Invensys PLC                                                                          6,641,049
            562,800 Smith & Nephew PLC                                                                    2,605,680
          1,135,188 Smiths Industries PLC                                                                13,698,858
            989,000 United Business Media PLC                                                            12,555,108
         17,926,958 Vodafone Group PLC                                                                   65,729,953
          1,675,700 William Morrison Supermarkets PLC                                                     4,554,837
          1,437,800 WPP Group PLC                                                                        18,724,930
            783,682 Zeneca Group PLC                                                                     39,501,981
                                                                                                     --------------
                                                                                                        597,211,953
                                                                                                     --------------
                    Total Common Stocks (cost $1,502,528,566)                                        $1,826,288,694

SHORT-TERM INVESTMENTS (3.0%) (a) (cost $56,360,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   56,360,000 Interest in $951,125,000 joint repurchase agreement dated December 29, 2000 with Goldman Sachs
                    due January 2, 2001 with respect to various
                    U.S. Government obligations -- maturity value
                    of $56,400,203 for an effective yield of 6.42%                                   $   56,360,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,558,888,566) (b)                                      $1,882,648,694
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,860,173,730.

  (b) The aggregate identified cost on a tax basis is $1,561,898,195 resulting in gross unrealized appreciation and depreciation of $408,492,341 and $87,741,842, respectively, or net unrealized appreciation of $320,750,499.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at December 31, 2000 (as a percentage of net assets):

          Insurance       14.9%
          Oil and gas     11.4

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,558,888,566) (Note 1)                                   $ 1,882,648,694
-------------------------------------------------------------------------------------------
Cash                                                                                     92
-------------------------------------------------------------------------------------------
Foreign currency (cost $36,717)                                                         103
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         2,741,835
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            3,491,089
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    6,171,713
-------------------------------------------------------------------------------------------
Total assets                                                                  1,895,053,526

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 10,727,704
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       18,276,166
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,205,816
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,223,454
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        38,625
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          9,173
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,308,700
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               93,158
-------------------------------------------------------------------------------------------
Total liabilities                                                                34,882,796
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,860,170,730

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $ 1,559,073,995
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (5,507,579)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                      (17,093,758)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    323,701,072
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,860,173,730

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($995,586,219 divided by 43,605,587 shares)                                          $22.83
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $22.83)*                              $24.22
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($775,712,647 divided by 35,142,994 shares)**                                        $22.07
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($17,043,536 divided by 753,770 shares)**                                            $22.61
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($71,831,328 divided by 3,180,191 shares)                                            $22.59
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $22.59)*                              $23.41
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended December 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $837,437)                                   $    7,707,673
-------------------------------------------------------------------------------------------
Interest                                                                          1,637,417
-------------------------------------------------------------------------------------------
Total investment income                                                           9,345,090

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,715,112
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,025,676
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    21,361
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      9,038
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,288,182
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             4,069,010
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                75,482
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               267,347
-------------------------------------------------------------------------------------------
Other                                                                               453,080
-------------------------------------------------------------------------------------------
Total expenses                                                                   14,924,288
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (408,066)
-------------------------------------------------------------------------------------------
Net expenses                                                                     14,516,222
-------------------------------------------------------------------------------------------
Net investment loss                                                              (5,171,132)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (14,537,529)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (141,265)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                 86,236
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (107,166,734)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (121,759,292)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(126,930,424)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      December 31          June 30
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $    (5,171,132)  $    1,905,229
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (14,678,794)     173,642,016
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                     (107,080,498)     227,462,263
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (126,930,424)     403,009,508
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                               (436,959)      (7,156,559)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (701,242)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (26,075)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (18,373)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (84,929,106)      (1,408,472)
--------------------------------------------------------------------------------------------------
   Class B                                                            (69,198,813)      (1,297,297)
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,430,953)          (5,883)
--------------------------------------------------------------------------------------------------
   Class M                                                             (6,517,912)        (135,958)
--------------------------------------------------------------------------------------------------
Increase (decrease) from
capital share transactions (Note 4)                                    85,264,090     (120,232,775)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (204,180,077)     272,026,874

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,064,353,807    1,792,326,933
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of and
undistributed net investment income of $5,507,579
and $100,512, respectively)                                        $1,860,173,730   $2,064,353,807
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $26.71       $21.72       $23.68       $18.96       $15.91       $13.88
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)         .11          .16          .31          .24          .24
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.71)        5.11         (.91)        5.91         4.07         2.19
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.73)        5.22         (.75)        6.22         4.31         2.43
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.01)        (.19)        (.21)        (.37)        (.20)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.14)        (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.15)        (.23)       (1.21)       (1.50)       (1.26)        (.40)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $22.83       $26.71       $21.72       $23.68       $18.96       $15.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.03)*      24.07        (2.99)       35.22        28.49        17.82
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $995,586   $1,094,311     $903,697     $791,871     $313,492     $127,980
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .61*        1.21         1.23         1.32         1.45         1.47
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.10)*        .46          .72         1.46         1.43         1.59
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 42.70*      110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income and distributions from net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $25.99       $21.14       $23.11       $18.56       $15.64       $13.75
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.11)        (.07)          -- (d)      .14          .13          .14
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.67)        4.98         (.88)        5.80         3.97         2.15
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.78)        4.91         (.88)        5.94         4.10         2.29
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.02)        (.09)        (.26)        (.12)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.14)        (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.14)        (.06)       (1.09)       (1.39)       (1.18)        (.40)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $22.07       $25.99       $21.14       $23.11       $18.56       $15.64
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.40)*      23.23        (3.66)       34.26        27.51        16.95
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $775,713     $877,126     $790,680     $633,294     $261,454      $90,126
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .98*        1.96         1.98         2.07         2.20         2.23
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.47)*       (.30)        (.01)         .69          .76          .96
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 42.70*      110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income and distributions from net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                    Six months
                                       ended     For the period
Per-share                           December 31  July 26, 1999+
operating performance               (Unaudited)   to June 30
--------------------------------------------------------------
                                        2000         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $26.56       $21.68
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.12)        (.02)
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.69)        5.10
--------------------------------------------------------------
Total from
investment operations                  (1.81)        5.08
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                         --         (.16)
--------------------------------------------------------------
From net realized gain
on investments                         (2.14)        (.04)
--------------------------------------------------------------
In excess of net realized gain
on investments                            --           --
--------------------------------------------------------------
Total distributions                    (2.14)        (.20)
--------------------------------------------------------------
Net asset value,
end of period                         $22.61       $26.56
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.37)*      23.06*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $17,044      $13,501
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .98*        1.82*
--------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.48)*       (.08)*
--------------------------------------------------------------
Portfolio turnover (%)                 42.70*      110.71
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income and distributions from net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $26.50       $21.48       $23.51       $18.85       $15.86       $13.90
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.09)        (.02)         .02          .20          .19          .24
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.68)        5.08         (.85)        5.89         4.03         2.12
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.77)        5.06         (.83)        6.09         4.22         2.36
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           -- (d)     (.20)        (.30)        (.17)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.14)        (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --           --         (.12)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.14)        (.04)       (1.20)       (1.43)       (1.23)        (.40)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $22.59       $26.50       $21.48       $23.51       $18.85       $15.86
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.23)*      23.58        (3.37)       34.56        27.91        17.28
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $71,831      $79,416      $97,950      $42,614      $15,811       $4,047
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.71         1.73         1.82         1.95         2.02
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.35)*       (.08)         .07          .99         1.10         1.59
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 42.70*      110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income and distributions from net investment income were less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Europe Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of European companies.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended December 31, 2000, the fund's expenses were reduced by $408,066 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,892 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $130,502 and $113,487 from the sale of class A and class M shares, respectively, and received $574,762 and $4,558 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $78,592 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $806,461,826 and $886,439,474, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,312,410       $ 451,593,581
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,644,090          78,785,227
---------------------------------------------------------------------------
                                            21,956,500         530,378,808

Shares
repurchased                                (19,316,063)       (478,790,667)
---------------------------------------------------------------------------
Net increase                                 2,640,437       $  51,588,141
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,361,561     $ 1,130,028,953
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  307,502           7,794,679
---------------------------------------------------------------------------
                                            45,669,063       1,137,823,632

Shares
repurchased                                (46,311,925)     (1,146,251,509)
---------------------------------------------------------------------------
Net decrease                                  (642,862)    $    (8,427,877)
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,098,429        $ 50,747,164
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,948,036          61,613,949
---------------------------------------------------------------------------
                                             5,046,465         112,361,113

Shares
repurchased                                 (3,650,264)        (87,747,611)
---------------------------------------------------------------------------
Net increase                                 1,396,201        $ 24,613,502
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,225,591       $ 175,526,702
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   72,197           1,787,475
---------------------------------------------------------------------------
                                             7,297,788         177,314,177

Shares
repurchased                                (10,947,778)       (263,217,657)
---------------------------------------------------------------------------
Net decrease                                (3,649,990)      $ (85,903,480)
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    464,308         $11,282,757
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   51,480           1,102,183
---------------------------------------------------------------------------
                                               515,788          12,384,940

Shares
repurchased                                   (270,259)         (6,523,819)
---------------------------------------------------------------------------
Net increase                                   245,529         $ 5,861,121
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                             June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    799,469         $20,027,714
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,156              29,235
---------------------------------------------------------------------------
                                               800,625          20,056,949

Shares
repurchased                                   (292,384)         (7,280,433)
---------------------------------------------------------------------------
Net increase                                   508,241         $12,776,516
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,481,758        $ 35,938,527
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  140,833           3,012,410
---------------------------------------------------------------------------
                                             1,622,591          38,950,937

Shares
repurchased                                 (1,438,992)        (35,749,611)
---------------------------------------------------------------------------
Net increase                                   183,599        $  3,201,326
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,677,133       $ 115,254,957
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,524              63,628
---------------------------------------------------------------------------
                                             4,679,657         115,318,585

Shares
repurchased                                 (6,242,590)       (153,996,519)
---------------------------------------------------------------------------
Net decrease                                (1,562,933)      $ (38,677,934)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Nicholas J. A. Melhuish
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Europe Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA005-68397  057/234/688  2/01